STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation
STOCK-BASED COMPENSATION

13. STOCK-BASED COMPENSATION

The Corporation’s 2002 Long-Term Stock Incentive Plan (as amended) and 2006 Long-Term Stock Incentive Plan allow the granting of shares of the Corporation’s common stock as incentive stock options, nonqualified stock options, restricted stock awards and stock appreciation rights to directors, officers, employees and independent contractors of the Corporation and its Subsidiaries. The total number initially available to grant in active plans was 775,740 shares. There are no shares remaining for issuance with respect to stock option plans approved in 1995 and 1998; however, options granted under those plans are still included in the numbers below. At December 31, 2011, there were 187,977 additional shares available for grant under the unexpired plans.

Options granted under the long-term stock incentive plans are, in general, exercisable not earlier than one year after the date of grant, at a price equal to the fair market value of the common stock on the date of grant, and expire not more than ten years after the date of grant. Stock options may vest during a period of up to five years after the date of grant. Some options granted to officers at or above the senior vice president level were immediately exercisable at the date of grant. The Corporation has a policy of using new shares to satisfy option exercises.

Changes in options outstanding during 2011 were as follows:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value (In
	Options	Price	Term	Thousands)
Balance, January 1, 2011	578,763	$23.75
Granted During 2011	71,200	13.03
Expired During 2011	(67,901)	15.55
Forfeited During 2011	(4,280)	15.53
Balance, December 31, 2011	577,782	$23.45	4.44 years	$—
Vested and Expected to Vest (1)	550,674	$23.83	4.44 years	$—
Exercisable at December 31, 2011	418,321	$26.37	3.08 years	$—

(1) The difference between the shares which are exercisable (fully vested) and those which are expected to vest is due to anticipated forfeitures.

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Corporation’s closing stock price on the last trading day of 2011 and the exercise price, multiplied by the number of in-the-money options). The Corporation’s closing stock price on December 31, 2011 was $10.75; therefore, there was less than $1 thousand intrinsic value in the stock options outstanding at that date.

There were no options exercised during 2011 and 2010. The aggregate intrinsic value of options exercised during 2009 was $230 thousand.

The per share weighted-average fair value of stock options granted during 2011, 2010 and 2009 was $3.88, $8.31 and $7.33, respectively, on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2011	2010	2009
Dividend Yield	1.60%	1.30%	2.05%
Expected Volatility	32%	72%	50%
Expected Life	7 Years	7 Years	7 Years
Risk-Free Interest Rate	2.08%	2.91%	2.57%

For 2011, 2010 and 2009, the expected life of the option is the typical holding period of the Corporation’s options before being exercised by the optionee. The risk-free interest rate is the rate on a seven-year treasury bond for 2011, 2010 and 2009. The volatility is the performance the stock has experienced in the last five years.

As of December 31, 2011, there was approximately $640 thousand of unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Corporation’s stock incentive plans. That cost is expected to be recognized over a weighted average period of 1.4 years.

The Corporation issued 28,732 and 55,993 restricted stock awards in 2011 and 2010, respectively, at a fair value equal to the market price of the Corporation’s common stock at the date of grant. The awards vest 40 percent after two years and 20 percent each year after until fully vesting on the fifth anniversary of the grant date. There were no forfeitures or vesting of restricted stock awards during 2011. As of December 31, 2011, there was $733 thousand of total unrecognized compensation cost related to nonvested shares,which is expected to vest over 1.6 years.

Changes in nonvested shares for 2011 were as follows:

		Weighted
		Average
	Number of	Grant Date
	Shares	Fair Value
Balance, January 1, 2011	55,993	$13.43
Granted During 2011	28,732	13.53
Vested During 2011	—	—
Balance, December 31, 2011	84,725	$13.46